10 Taxes recoverable	12 Months Ended
Dec. 31, 2019
Taxes Recoverable
Taxes recoverable

10	Taxes recoverable

		2019	2018

Parent Company and subsidiaries in Brazil
IPI		477	9,050
Value-added tax on sales and services (ICMS) - normal operations	(a)	255,945	427,331
ICMS - credits from PP&E		166,824	170,998
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations		45,604	482
PIS and COFINS - credits from PP&E		316,973	255,739
REINTEGRA program	(b)	19,848	20,615
Federal tax credits	(c)	2,459,293	688,111
Other		5,434	2,852

Foreign subsidiaries
Value-added tax ("IVA")		217,630	173,051
Other		7,701	7,750
Total		3,495,729	1,755,979

Current assets		1,238,011	423,188
Non-current assets		2,257,718	1,332,791
Total		3,495,729	1,755,979

(a)	ICMS – normal operations

Accumulated ICMS credits over the past few years arises mainly from domestic sales subject to deferred taxation and export sales.

The Management of the Company has been prioritizing a series of actions to maximize the use of these credits and currently does not expect losses on the realization of cumulative balances.

(b)	REINTEGRA Program

The REINTEGRA program aims to refund to exporters the federal taxes levied on the production chain for goods sold abroad. The amount to be refunded is equivalent to the following percentages of all export revenue, in accordance with Federal Law 13,043/14 and Executive Order 8,543/15:

(i)	3%, between October 1, 2014 and February 28, 2015;
(ii)	1%, between March 1, 2015 and November 30, 2015;
(iii)	0.1% between December 1, 2015 and December 31, 2016;
(iv)	2% between January 1, 2017 and May 31, 2018; and
(v)	0.1% as of June 1, 2018.

Such credits may be realized in two ways: (i) by offsetting own debits overdue or undue related to taxes levied by the Federal Revenue Service; or (ii) by a cash reimbursement.

At the year ended December 31, 2019, the Company recorded credits in the amount of R$9,157 (R$69,055 in 2018) and offset the amount of R$9,532 (R$144,957 in 2018). In the Statement of Operations, credits were recognized in the item “Cost of Products Sold.”

(c)	Recovery of Federal Tax Credits

The main tax credit refers to the exclusion of ICMS tax from the PIS/COFINS tax base. During 2019, a lawsuit of Braskem S.A. and lawsuits of acquired companies were certified as final and unappealable, the oldest period retroactive to 1991. The effects of these decisions were assessed by the Company and, during 2019, a total of R$2,048,782 was recognized related to PIS and COFINS taxes, of which R$1,904,206 was recorded under “Other operating income (expenses)” and R$207,582 under “Financial income.”

The balance on December 31, 2019 is R$2,350,817 (current assets of R$783,199 and non current assets of R$1,567,618).

The Company has lawsuits related to other acquired companies discussing the same tax matter, for which there was no final judgment yet. The oldest period of these lawsuits retroactive to February 1999, the calculations to estimate the tax credit have not been finalized.